Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment and Depreciation

As of December 31, 2025 the Group has entered several purchase commitments for machinery and equipment, vehicles and construction in progress in the amount of US$723,977 (US$281,548 as of December 31, 2024).

				Net amount
	Useful life	Cost	Accumulated depreciation	December 31, 2025	December 31, 2024
Buildings	5 to 60 years	6,855,470	(2,362,872)	4,492,598	3,991,581
Land	—	1,172,513	—	1,172,513	1,060,288
Machinery and equipment	3 to 30 years	10,473,827	(6,027,805)	4,446,022	4,038,196
Facilities	10 to 30 years	1,336,143	(468,166)	867,977	682,348
Computer equipment	2 to 15 years	568,098	(373,379)	194,719	187,164
Vehicles (land and air)	3 to 35 years	593,539	(221,720)	371,819	275,582
Construction in progress	—	1,697,271	—	1,697,271	1,238,785
Others	2 to 25 years	980,004	(577,265)	402,739	306,936
		23,676,865	(10,031,207)	13,645,658	11,780,880

Schedule of Property, Plant and Equipment and Depreciation

Changes in property, plant and equipment:

	Balance at January 1, 2025	Additions net of transfers (1) (2)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2025
Buildings	3,991,581	519,922	(4,663)	(255,852)	241,610	4,492,598
Land	1,060,288	27,521	(9,562)	—	94,266	1,172,513
Machinery and equipment	4,038,196	866,616	(20,622)	(666,651)	228,483	4,446,022
Facilities	682,348	159,213	(4,087)	(55,755)	86,258	867,977
Computer equipment	187,164	70,265	(1,942)	(69,754)	8,986	194,719
Vehicles (land and air)	275,582	143,678	(15,914)	(54,161)	22,634	371,819
Construction in progress	1,238,785	367,957	(6,011)	—	96,540	1,697,271
Other	306,936	146,943	(11,045)	(61,091)	20,996	402,739
	11,780,880	2,302,115	(73,846)	(1,163,264)	799,773	13,645,658

	Balance at January 1, 2024	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2024
Buildings	4,314,249	656	389,071	(13,426)	(249,719)	(449,250)	3,991,581
Land	1,200,635	887	44,368	(4,535)	—	(181,067)	1,060,288
Machinery and equipment	4,310,590	1,387	773,330	(26,273)	(651,884)	(368,954)	4,038,196
Facilities	764,036	8	150,793	(483)	(52,546)	(179,460)	682,348
Computer equipment	166,291	12	97,172	(2,952)	(61,550)	(11,809)	187,164
Vehicles (land and air)	272,663	26	100,767	(13,116)	(44,931)	(39,827)	275,582
Construction in progress	1,636,719	826	(209,062)	(4,609)	—	(185,089)	1,238,785
Other	253,066	62	112,978	(1,197)	(42,804)	(15,169)	306,936
	12,918,249	3,864	1,459,417	(66,591)	(1,103,434)	(1,430,625)	11,780,880

	Balance at January 1, 2023	Acquired in business combination	Additions net of transfers (1)	Disposals	Depreciation	Exchange rate variation	Balance at December 31, 2023
Buildings	3,789,067	4	680,142	(32,725)	(263,669)	141,430	4,314,249
Land	1,047,486	—	118,254	(14,345)	—	49,240	1,200,635
Machinery and equipment	3,832,826	10,180	989,430	(37,382)	(610,850)	126,386	4,310,590
Facilities	575,290	—	184,128	(2,783)	(44,024)	51,425	764,036
Computer equipment	116,263	—	90,951	(710)	(44,804)	4,591	166,291
Vehicles (land and air)	214,898	—	99,659	(8,736)	(43,559)	10,401	272,663
Construction in progress	2,124,483	—	(558,747)	(4,046)	—	75,029	1,636,719
Other	215,050	(15)	77,369	(9,105)	(36,973)	6,740	253,066
	11,915,363	10,169	1,681,186	(109,832)	(1,043,879)	465,242	12,918,249

(1)	Additions for each category includes transfers from construction in progress during the period.
(2)	Of the total amount of additions, US$258 refers to the acquisition of JBS Terminais Ltda.